GS Mortgage-Backed Securities Trust 2024-RPL4

Exhibit 99.1 - Schedule 5

JCIII LoanKey	Prior GS ID	New GS ID	Unique ID	Borrower Last Name	Overall Event	Final Credit Event	Credit Exceptions	Credit Comments	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	State	Origination Date	Purpose at origination	Occupancy at origination	LTV Original (Calculated)	LTV Combined Orig (Calculated)	Debt (Back) Ratio From 1008
XXX	XXX	XXX	2570321851	XXX	2	1			2	[2] State - Missing Lock In Disclosure				VA	3/XX/2005	Purchase	Owner Occ	74.98	89.97	32.875
XXX	XXX	XXX	2570321852	XXX	3	3	[3] Credit Report Missing [3] Application Incomplete	Final application incomplete due to missing origination entity information.	3	[3] Finance Charge underdisclosed >$XXX for Refinance [2] Affiliated Business Doc Missing [2] State - Missing Pre-Application Dislcosure	Finance charges under disclosed by $XXX which exceeds the $XXX tolerance for refinance transactions. TIL Itemization did not disclose a closing fee of $XXX or the courier fee of $XXX as prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	FL	3/XX/2004	Cashout Refi	Owner Occ	69.33	69.33	51.84
XXX	XXX	XXX	2570319832	XXX	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Date not within 3 days of Initial Application Date				SC	4/XX/2008	Cashout Refi	Owner Occ	40.91	40.91	36.98
XXX	XXX	XXX	2570321478	XXX	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Broker Compensation Disclosure [2] State - Missing Commitment [2] Missing Initial Application [2] State - Missing Notice of Expiration of Loan Commitment [2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Lock-In Agreement [2] State - Missing Affidavit of Compliance / Smoke Alarm [2] State - Missing Borrower's Choice of Attorney Disclosure				NY	4/XX/2006	Cashout Refi	Owner Occ	62.5	62.5
XXX	XXX	XXX	2570321125	XXX	3	3	[3] Application Incomplete [3] Missing Initial Application	Incomplete final application due to only having page 4.	3	[3] Finance Charge underdisclosed >$XXX for Refinance [2] State - Missing Interest Rate Disclsoure [2] State - Missing Commitment [2] State - Missing Notice of Expiration of Loan Commitment [2] State - Missing Prevailing Commitment Disclosure [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $XXX which exceeds the $XXX tolerance for refinance transactions. TIL itemization did not disclose an escrow fee of $XXX and title pick up fee of $XXX as prepaid finance charge.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	NY	8/XX/2003	Cashout Refi	Owner Occ	51.11	51.11	17.557
XXX	XXX	XXX	2570319790	XXX	3	3	[3] Appraisal Missing [3] Credit Report Missing		2	[2] State - Missing Net Tangible Benefit Worksheet [2] State - Missing MD Notice of Housing Counseling and Services disclosure				MD	10/XX/2003	Cashout Refi	Owner Occ	71.66	71.66	40.85
XXX	XXX	XXX	2570321621	XXX	3	3	[3] Credit Report Missing [3] Mortgage Missing [3] Appraisal Incomplete [3] Application Incomplete [3] Missing Title Evidence [3] Missing Initial Application	Appraisal is incomplete due to missing page 1 of 2. Final application incomplete due to missing pages 2-4 of 4.	3	[3] Note Missing [2] Affiliated Business Doc Missing [2] State - Missing MD Finance Agreement [2] State - Missing Application Disclosure [2] State - Missing Attorneys' Fees Disclosure [2] State - Missing Guarantee Of Loan Program [2] State - Missing MD No Escrow Account Disclosure [2] State - Missing Mortgage Broker Agreement [2] State - Missing Net Tangible Benefit Worksheet [2] Initial GFE Missing [2] Initial TIL Missing		YES		MD	2/XX/2004	Rate/Term Refi	Owner Occ	69.13	69.13	41.76
XXX	XXX	XXX	2570319858	XXX	3	3	[3] Missing Initial Application		2	[2] Affiliated Business Doc Missing				CA	2/XX/2005	Cashout Refi	Owner Occ	74.43	74.43	40.42
XXX	XXX	XXX	2570319845	XXX	3	3	[3] Mortgage/DOT Incomplete	Mortgage incomplete due to missing notary year.	3	[3] Finance Charge underdisclosed >$XXX for Refinance [3] ROR Incorrect Form - Lender to Lender Not On H9/G9 [2] State - Missing Net Tangible Benefit Worksheet [2] State - Missing Written Acknowledgement of Delivery of the Note [2] Credit Score Disclosure Not Present [2] State - Missing MD Finance Agreement [2] State - Missing Loan Commitment [2] State - Missing Application Disclosure [2] State - Missing Attorneys' Fees Disclosure [2] State - Missing Guarantee Of Loan Program	Finance charges under disclosed by $XXX which exceeds the $XXX tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed. ROR incorrect form used for lender to lender refinance, H9 or G9 form not used.	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.

														MD	4/XX/2005	Cashout Refi	Owner Occ	77.9	77.9	46
XXX	XXX	XXX	2570321069	XXX	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Mortgage Missing [3] Missing Title Evidence [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] State - Missing Appraisal Notice [2] State - Missing Rate Lock Agreement [2] State - Missing Agreement Concerning Nonrefundability of Advance Fee [2] State - Missing Notice to Mortgage Applicants / Legal Representation Notice [2] Initial GFE Missing [2] Initial TIL Missing				CT	6/XX/2005	Cashout Refi	Owner Occ	74.99	74.99
XXX	XXX	XXX	2570319775	XXX	3	3	[3] Missing Initial Application		2	[2] State - Missing Notice of Choice of Insurance Agent Disclosure [2] State - Missing Tangible Net Benefit Disclosure [2] State - Missing Notice Regarding Nonrefundability of Loan Fees [2] State - Missing Application Disclosure [2] Initial TIL Missing				RI	6/XX/2005	Cashout Refi	Owner Occ	80	80	42.14
XXX	XXX	XXX	2570319894	XXX	3	3	[3] Missing Initial Application		2	[2] State - Missing Mortgage Broker Agreement [2] State - Missing Net Tangible Benefit Worksheet [2] Initial TIL Missing				MD	6/XX/2005	Cashout Refi	Owner Occ	83.33	83.33	43.61
XXX	XXX	XXX	2570320826	XXX	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] State Late Charge Not Standard [2] Affiliated Business Doc Missing [2] Initial TIL Missing [2] Credit Score Disclosure Not Present	Late charge fee of 5% exceeds the max allowed of 2% for the State of New York.			NY	7/XX/2005	Cashout Refi	Owner Occ	76.25	76.25	39.54
XXX	XXX	XXX	2570321502	XXX	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Broker Agreement [2] State - Missing Pre-Application Dislcosure [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment [2] Initial GFE Missing [2] Initial TIL Missing				FL	10/XX/2005	Cashout Refi	Owner Occ	80	100	48.87
XXX	XXX	XXX	2570319868	XXX	3	3	[3] Credit Report Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application [2] State - Missing Rate Lock Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Prepayment penalty disclosure [2] State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator’s license number on the application [2] State - Missing Oral Agreement Notice [2] Initial GFE Missing [2] Initial TIL Missing				WA	2/XX/2006	Cashout Refi	Owner Occ	37.11	37.11	49
XXX	XXX	XXX	2570321134	XXX	3	3	[3] Final Application Missing [3] Missing Initial Application	3	[3] State Late Charge Not Standard
[2]   Affiliated Business Doc Missing
[2]   State - Missing Broker Compensation Disclosure
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Commitment
[2]   State - Missing Insurance Disclsoure
[2]   State - Missing Notice of Expiration of Loan Commitment
[2]   State - Missing Prevailing Commitment Disclosure
[2]   State - Missing Insurance Escrow Account Disclosure Statement
[2]   State - Missing Tax Escrow Account Designation
[2]   State - Missing Lock-In Agreement
[2]   State - Missing Affidavit of Compliance / Smoke Alarm
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   Initial GFE Missing
											Late charge fee of 5% exceeds the max allowed of 2% in the State of New York.			NY	12/XX/2005	Cashout Refi	Owner Occ	74.93	74.93	38.35
XXX	XXX	XXX	2570319779	XXX	3	3	[3] Final Application Missing [3] Credit Report Missing		2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Rate Lock [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				TN	5/XX/2006	Cashout Refi	Owner Occ	80.62	80.62	40
XXX	XXX	XXX	2570319891	XXX	3	3	[3] Missing Initial Application [2] Manufactured (Double-Wide)		2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Rate Lock [2] State - Missing Title Insurance Notice [2] State - Missing Separate and distinct Prepayment Penalty Disclosure on the Note [2] State - Missing Licensee Name Number and NMLS Unique Identifier on the application [2] Initial TIL Missing				TN	5/XX/2006	Cashout Refi	Owner Occ	72.13	72.13
XXX	XXX	XXX	2570319928	XXX	3	3	[3] Credit Report Missing [3] Missing Initial Application [2] Manufactured (Double-Wide)		2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Manufactured Home Disclosures (RESPA/TILA) Disclosures [2] Initial TIL Missing				SC	6/XX/2006	Cashout Refi	Owner Occ	55.7	55.7	15
XXX	XXX	XXX	2570321104	XXX	3	3	[3] Credit Report Incomplete	Credit report is incomplete due to missing credit scores	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Broker Agreement [2] State - Missing Application Fee Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				LA	12/XX/2006	Cashout Refi	Owner Occ	88.72	88.72	36
XXX	XXX	XXX	2570321109	XXX	3	3	[3] Credit Report Missing [3] Mortgage Missing		2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Commitment Letter [2] State - Missing Rate Lock [2] State - Missing Application Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing or Incomplete Variable Rate Disclosure [2] Initial TIL Missing				PA	1/XX/2007	Cashout Refi	Owner Occ	86.02	86.02
XXX	XXX	XXX	2570319821	XXX	3	3	[3] Missing Initial Application [3] Credit Report Incomplete [2] Manufactured (Double-Wide)	Credit report is incomplete because it does not give the Borrower's credit scores.	2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				CA	3/XX/2007	Cashout Refi	Owner Occ	39.9	39.9
XXX	XXX	XXX	2570321121	XXX	3	3	[3] Missing Initial Application [2] Manufactured (Double-Wide)		2	[2] Evidence of Single Premium Credit Insurance With Disclosure [2] State - Missing Commitment Letter [2] State - Missing Lock In Disclosure				VA	3/XX/2007	HELOC	Owner Occ	37.37	37.37	54
XXX	XXX	XXX	2570319877	XXX	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Application Disclosure [2] State - Missing Rate Lock [2] State - Missing Title Insurance Notice [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Licensee Name Number and NMLS Unique Identifier on the application [2] Initial GFE Missing [2] Initial TIL Missing				TN	4/XX/2007	Cashout Refi	Owner Occ	84.3	84.3	61.04
XXX	XXX	XXX	2570321060	XXX	3	3	[3] Missing Initial Application [2] Manufactured (Double-Wide)		2	[2] Credit Score Disclosure Not Present [2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Commitment Letter [2] State - Missing Application Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				PA	6/XX/2007	Cashout Refi	Owner Occ	88.4	88.4	48
XXX	XXX	XXX	2570319842	XXX	3	3	[3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] Initial TIL Missing				GA	8/XX/2007	Cashout Refi	Owner Occ	79.2	79.2	74
XXX	XXX	XXX	2570320806	XXX	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Mortgage Missing [3] Missing Title Evidence [3] No Net Tangible Benefit To Borrower [3] Missing Initial Application	Unable to determine net tangible benefit due to, missing previous note and/or payoff statement for subject property. Borrower is not paying off any debt at time of closing or receiving more than $XXX at closing.	2	[2] Credit Score Disclosure Not Present [2] State - Missing Broker Agreement [2] State - Missing Application Fee Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing				LA	8/XX/2007	Cashout Refi	Owner Occ	67.18	67.18	49.45
XXX	XXX	XXX	2570319852	XXX	3	3	[3] Final Application Missing [3] Credit Report Missing		2	[2] Affiliated Business Doc Missing [2] State - Missing Interim Interest Disclosure [2] State - Missing Notice to Cosigner [2] Initial TIL Missing				CA	10/XX/2007	Cashout Refi	Owner Occ	88.51	88.51	63
XXX	XXX	XXX	2570321084	XXX	3	3	[3] Missing Initial Application		2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				KS	11/XX/2007	Cashout Refi	Owner Occ	86.26	86.26	64
XXX	XXX	XXX	2570319836	XXX	3	3	[3] Missing Initial Application [3] Credit Report Incomplete	Credit Report Incomplete due to missing score.	2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Rate Lock Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Prepayment penalty disclosure [2] State - Missing Oral Agreement Notice				WA	11/XX/2007	Cashout Refi	Owner Occ	68.15	68.15	55
XXX	XXX	XXX	2570319929	XXX	3	3	[3] Credit Report Missing		3	[3] ROR Missing [1] Missing HELOC fee disclosures required under TILA. Unable to validate compliance with TILA HELOC Account-opening disclosure requirements. [2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice			ROR - 3yrs for rescindable transactions. The loan is outside the SOL. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	NC	11/XX/2007	HELOC	Owner Occ	37.3	37.3
XXX	XXX	XXX	2570319807	XXX	3	3	[3] Missing Initial Application [2] Manufactured (Double-Wide)		2	[2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Rate Lock Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Oral Agreement Notice [2] Initial GFE Missing				WA	12/XX/2007	Cashout Refi	Investment Property	78.39	78.39
XXX	XXX	XXX	2570319930	XXX	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing				TX	11/XX/2007	Rate/Term Refi	Owner Occ	79.61	79.61	49.24
XXX	XXX	XXX	2570319922	XXX	3	3	[3] Missing Title Evidence [3] Missing Initial Application	2	[2] State - Missing MD Finance Agreement
[2]   State - Missing Loan Commitment
[2]   State - Missing Application Disclosure
[2]   State - Missing Attorneys' Fees Disclosure
[2]   State - Missing Guarantee Of Loan Program
[2]   State - Missing Home Buyers Property Tax Payment Option
[2]   State - Missing MD Mandatory Arbitration Disclosure
[2]   State - Missing MD No Escrow Account Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Licensee Information or Affidavit of Exemption
[2]   State - Missing Written Acknowledgement of Delivery of the Note
[2]   State - Missing Credit Grantor Election
[2]   State - Missing MD Notice of Housing Counseling and Services disclosure
														MD	11/XX/2006	Cashout Refi	Owner Occ	76.33	76.33
XXX	XXX	XXX	2570321062	XXX	3	3	[3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Commitment Letter [2] State - Missing Rate Lock [2] State - Missing Application Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				PA	5/XX/2008	Cashout Refi	Owner Occ	80.33	80.33	61
XXX	XXX	XXX	2570319861	XXX	3	3	[3] Missing Initial Application [2] Manufactured (Double-Wide)		2	[2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				AZ	12/XX/2008	Cashout Refi	Owner Occ	75.84	75.84	53
XXX	XXX	XXX	2570319983	XXX	3	3	[3] Final Application Missing		2	[2] Missing Initial Application [2] HMDA-reportable rate spread (1/1/04-10/1/09)				GA	10/XX/2006	Cashout Refi	Owner Occ	80	100	40.18
XXX	XXX	XXX	2570319813	XXX	3	3	[3] Final Application Missing		3	[3] HUD-1 Incomplete [2] State - Missing Application Disclosure [2] State - Missing Right to Choose Insurance Provider [2] State - Missing Rate Lock [2] State - Missing Title Insurance Notice [2] State - Missing Licensee Name Number and NMLS Unique Identifier on the application [2] Initial TIL Missing	Final HUD incomplete due to prepaid finance charges not itemized.	YES		TN	8/XX/2003	Cashout Refi	Owner Occ	95	95	45.88
XXX	XXX	XXX	2570320326	XXX	3	3	[3] Credit Report Missing [3] MI Missing	Case Query results provided indicate UFMIP was paid, FHA loan, missing MIC.	2	[2] Credit Score Disclosure Not Present [2] HUD Summary of Loan Terms does not match Note Terms [2] Comparison of GFE and HUD-1 Charges Not Accurate [2] GFE1 Fees Not Disclosed Correctly	Comparison of GFE & HUD fees inaccurate; Charge for Points from final GFE dated 06/XX/2011 reflects $(2,210.98) however GFE column of comparison reflects $XXX; Adjusted Origination Charges from final GFE dated 06/XX/2011 reflects $(843.48) however GFE column of comparison reflects $XXX; Government Recording Charges from final GFE dated 06/XX/2011 reflects $XXX however GFE column of comparison reflects $XXX; Title Services from final GFE dated 06/XX/2011 reflects $XXX however GFE column of comparison reflects $XXX; Owner's Title Insurance from final GFE dated 06/XX/2011 reflects $XXX however GFE column of comparison reflects $XXX; Appraisal Fee from final GFE dated 06/XX/2011 reflects $XXX however GFE column of comparison reflects $XXX; Initial Deposit For Escrow from final GFE dated 06/XX/2011 reflects $XXX however GFE column of comparison reflects $XXX; Daily Interest Charges from final GFE dated 06/XX/2011 reflects $XXX however GFE column of comparison reflects $XXX; Homeowners Insurance from final GFE dated 06/XX/2011 reflects $XXX however GFE column of comparison reflects $XXX.
GFE1 dated 6/XX/2011 improper fee disclosure due to the Adjusted Origination Charges reflects the borrower will not receive a charge/credit for interest rate, box 1 should be checked however box #3 was checked.
HUD summary of loan terms reflects a loan amount of $XXX with no interest rate or payment and Note reflects loan amount of $XXX with an interest rate of 4.75% and a payment of $XXX.
														OR	7/XX/2011	Purchase	Owner Occ	96.5	96.5	46.52
XXX	XXX	XXX	2570320314	XXX	3	3	[3] MI Missing	Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC.	2	[2] Affiliated Business Doc Missing [2] State - Missing Attorney Disclosure [2] State - Missing Domestic Partnership Affidavit				NJ	3/XX/2008	Purchase	Owner Occ	97.4	97.4	40.28
XXX	XXX	XXX	2570319588	XXX	3	3	[3] MI Missing [2] Combined Orig LTV >100%	Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC.	2	[2] State - Missing Notice of Penalties for Making False or Misleading Written Statement				TX	8/XX/2005	Purchase	Owner Occ	93.61	103.14	33.57
XXX	XXX	XXX	2570320311	XXX	3	3	[3] MI Missing [3] Missing Initial Application	Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC.	2	[2] State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note				AL	1/XX/2006	Purchase	Owner Occ	91.9	91.9	46.26
XXX	XXX	XXX	2570321860	XXX	3	3	[3] Credit Report Missing [3] MI Missing [3] Missing Initial Application	Case query results not provided to indicate if UFMIP was paid, FHA loan, missing MIC.	2	[2] Affiliated Business Doc Missing [2] State - Missing Broker Agreement [2] State - Missing Application Fee Disclosure				LA	9/XX/2004	Purchase	Owner Occ	96.96	96.96	40.39
XXX	XXX	XXX	2570319549	XXX	3	1			3	[3] Finance Charge underdisclosed >$XXX for Purchase [2] Affiliated Business Doc Missing [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement	Finance charges under disclosed by $XXX which exceeds the $XXX tolerance for purchase transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TX	7/XX/2006	Purchase	Owner Occ	97	97	29.07
XXX	XXX	XXX	2570320316	XXX	3	3	[3] MI Missing	Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC.	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Attorney General Information Statement [2] State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure [2] State - Missing Statutory Authority Disclosure				OH	6/XX/2005	Purchase	Owner Occ	97	97	37.06
XXX	XXX	XXX	2570321570	XXX	3	3	[3] Appraisal Missing		2	[2] Affiliated Business Doc Missing				OH	6/XX/2003	Rate/Term Refi	Owner Occ	99.22	99.22
XXX	XXX	XXX	2570320408	XXX	3	3	[3] MI Missing [3] Mortgage/DOT Incomplete [2] Manufactured (Double-Wide)	Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC. However, both the fist payment letter and the initial escrow account disclosure is present, revealing that MI was present for a monthly amount of $XXX Mortgage incomplete. Mortgage reflects County as XXX, however Legal description and Appraisal reflect County to be XXX.	2	[2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Statutory Authority Disclosure				OH	8/XX/2007	Cashout Refi	Owner Occ	85	85	20.18
XXX	XXX	XXX	2570319599	XXX	3	3	[3] Credit Report Missing		3	[3] ROR Missing [2] Credit Score Disclosure Not Present [2] State - Missing Mortgage Banker Disclosure [2] State - Missing Loan Agreement Rider [2] State - Missing Collateral Protection Insurance Notice [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] State - Missing Complaints and Inquiries Notice [2] Initial GFE Missing [2] Initial TIL Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TX	6/XX/2009	Rate/Term Refi	Owner Occ	97.71	97.71
XXX	XXX	XXX	2570319615	XXX	3	3	[3] Credit Report Missing [3] MI Missing	Case Query results provided do not indicate UFMIP was paid, FHA loan, missing MIC.	3	[3] Initial TIL Date < 7 Days Prior to Origination Date [2] Credit Score Disclosure Not Present [2] GFE2 Reason(s) for any other revision(s) not documented [2] State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator’s license number on the application [2] State - Missing Oral Agreement Notice [2] State - Missing Notice of Right to Cancel Private Mortgage Insurance	GFE2 dated 7/XX/2010 reflects an undocumented change in loan amount from $XXX to $XXX. Initial TIL in file is dated 7/XX/2010 which is 5 days prior to closing.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	WA	7/XX/2010	Rate/Term Refi	Owner Occ	94.53	94.53